Expense Example	Oct. 24, 2025 USD ($)
GraniteShares 2x Long BABA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	655
Expense Example, with Redemption, 10 Years	1,449
GraniteShares 2x Long GOOGL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
GraniteShares 1.25x Long TSLA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	737
Expense Example, with Redemption, 10 Years	1,646
GraniteShares 2x Long NVDA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,281
GraniteShares 2x Long COIN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,270
GraniteShares 2x Long META Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,327
GraniteShares 2x Long AMZN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,459
GraniteShares 2x Long AAPL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	703
Expense Example, with Redemption, 10 Years	1,563
GraniteShares 2x Long MSFT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	698
Expense Example, with Redemption, 10 Years	1,553
GraniteShares 2x Long AMD Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,304
GraniteShares 2x Long PLTR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
GraniteShares 2x Long UBER Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	408
GraniteShares 2x Long DIS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
GraniteShares 2x Long F Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	$ 365